Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for CEO ($)	Compensation actually paid to CEO ($)(a)	Average summary compensation table total for non-CEO Named Executive Officers ($)(b)	Average compensation actually paid to non-CEO Named Executive Officers ($)(a)(b)	Value of initial fixed $100 investment based on:		Net income (in thousands) ($)	Net income, excluding derivative market value adjustments (in thousands) ($)(e)
					Total shareholder return ($)(c)	Peer group total shareholder return ($)(c)(d)
2023	1,842,156	1,791,032	1,636,444	1,596,230	159.00	133.20	91,532	123,279
2022	2,224,882	2,161,604	1,984,696	1,937,237	161.65	118.77	407,347	231,262
2021	2,732,315	3,047,713	2,302,547	2,539,095	172.04	132.75	393,286	322,748
2020	1,568,311	1,568,311	1,523,191	1,519,833	124.04	98.31	352,443	373,832

Company Selected Measure Name	Net income, excluding derivative market value adjustments,
Named Executive Officers, Footnote	The Company's non-CEO Named Executive Officers for 2023 were Mr. Heimes, Mr. Kruger, Mr. Tewes, and Mr. Matthew Dunlap. For 2022, 2021, and 2020, the Company's non-CEO Named Executive Officers were Mr. Michael Dunlap, Mr. Heimes, Mr. Kruger, and Mr. Tewes.
Peer Group Issuers, Footnote	The S&P 500 Financials index, which is comprised of approximately 70 companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector, was selected as the Company's peer group.
PEO Total Compensation Amount	$ 1,842,156	$ 2,224,882	$ 2,732,315	$ 1,568,311
PEO Actually Paid Compensation Amount	$ 1,791,032	2,161,604	3,047,713	1,568,311
Adjustment To PEO Compensation, Footnote	The following adjustments were made to calculate the compensation actually paid from the compensation included in the summary compensation table for the CEO and non-CEO Named Executive Officers.

Year	Summary compensation table total for CEO ($)	Less: Issuance date fair value of restricted stock awards issued in respective year ($)	Plus: Year-end fair value of restricted stock awards issued during respective year and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards from the end of the prior year of any awards granted in prior years that are outstanding and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards as of the vesting date from the end of the prior year of restricted shares issued in prior years and vested during respective year ($)	Compensation actually paid to CEO ($)
2023	1,842,156	(500,013)	482,828	(32,690)	(1,249)	1,791,032
2022	2,224,882	(500,016)	549,219	(74,657)	(37,824)	2,161,604
2021	2,732,315	(1,000,059)	1,315,457	—	—	3,047,713
2020	1,568,311	—	—	—	—	1,568,311

Non-PEO NEO Average Total Compensation Amount	$ 1,636,444	1,984,696	2,302,547	1,523,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,596,230	1,937,237	2,539,095	1,519,833
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average summary compensation table total for non-CEO Named Executive Officers ($)	Less: Issuance date fair value of restricted stock awards issued in respective year ($)	Plus: Year-end fair value of restricted stock awards issued during respective year and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards from the end of the prior year of any awards granted in prior years that are outstanding and unvested at respective year-end ($)	Plus: Change in fair value of restricted stock awards as of the vesting date from the end of the prior year of restricted shares issued in prior years and vested during respective year ($)	Average compensation actually paid to non-CEO Named Executive Officers ($)
2023	1,636,444	(375,010)	362,121	(26,448)	(877)	1,596,230
2022	1,984,696	(375,012)	411,914	(55,993)	(28,368)	1,937,237
2021	2,302,547	(750,044)	986,592	—	—	2,539,095
2020	1,523,191	—	—	—	(3,358)	1,519,833

Compensation Actually Paid vs. Total Shareholder Return
The relationship between the compensation actually paid to the CEO and the average compensation actually paid to the non-CEO Named Executive Officers and the cumulative total shareholder return ("TSR") of the Company and the Peer Group (the S&P 500 Financials index) for 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Net Income
The relationship between the compensation actually paid to the CEO and the average compensation actually paid to the non-CEO Named Executive Officers and the Company's net income for 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure
The relationship between the compensation actually paid to the CEO and the average compensation actually paid to the non-CEO Named Executive Officers and the Company's net income, excluding derivative market value adjustments, for 2023, 2022, 2021, and 2020 is represented by the graph below:

Tabular List, Table

Most important financial performance measures linked to Executive Compensation:
Net income, excluding derivative market value adjustments
Annual growth in Nelnet, Inc. per share book value (with dividends included)

Total Shareholder Return Amount	$ 159.00	161.65	172.04	124.04
Peer Group Total Shareholder Return Amount	133.20	118.77	132.75	98.31
Net Income (Loss)	$ 91,532,000	$ 407,347,000	$ 393,286,000	$ 352,443,000
Company Selected Measure Amount	123,279,000	231,262,000	322,748,000	373,832,000
Additional 402(v) Disclosure	Total shareholder return assumes a $100 investment on December 31, 2019 in each of the Company's Class A common stock and in the Company's selected peer group, and that all dividends, if applicable, were reinvested. The shareholder return represents past performance and should not be considered an indication of future performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Net income, excluding derivative market value adjustments
Non-GAAP Measure Description	Net income, excluding derivative market value adjustments, is a non-GAAP financial measure, and there is no comprehensive, authoritative guidance for the presentation of this measure. For information on how this measure is calculated from the Company’s financial statements, reconciliation to the most directly comparable financial measure for the respective years presented in this table under GAAP, and other information about this measure, please refer to Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations - Overview - GAAP Net Income and Non-GAAP Net Income, Excluding Adjustments on page 40 of the Company’s 2023 Annual Report on Form 10-K filed with the SEC on February 27, 2024 (for years ended December 31, 2023, 2022, and 2021), and page 40 of the Company's 2021 Annual Report on Form 10-K filed with the SEC on February 28, 2022 (for the year ended December 31, 2020).
Measure:: 2
Pay vs Performance Disclosure
Name	Annual growth in Nelnet, Inc. per share book value (with dividends included)
PEO | Equity Awards Issued During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (500,013)	$ (500,016)	$ (1,000,059)	$ 0
PEO | Equity Awards Issued During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,828	549,219	1,315,457	0
PEO | Equity Awards Issued In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,690)	(74,657)	0	0
PEO | Equity Awards Issued In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249)	(37,824)	0	0
Non-PEO NEO | Equity Awards Issued During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(375,010)	(375,012)	(750,044)	0
Non-PEO NEO | Equity Awards Issued During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,121	411,914	986,592	0
Non-PEO NEO | Equity Awards Issued In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,448)	(55,993)	0	0
Non-PEO NEO | Equity Awards Issued In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (877)	$ (28,368)	$ 0	$ (3,358)